Annual Total Returns - Fidelity Trend Fund [BarChart] - 12.31 Fidelity Trend Fund PRO-09 - Fidelity Trend Fund - Fidelity Trend Fund	Mar. 01, 2022
Bar Chart Table:
Annual Return 2012	18.64%
Annual Return 2013	34.92%
Annual Return 2014	12.52%
Annual Return 2015	5.32%
Annual Return 2016	4.57%
Annual Return 2017	29.42%
Annual Return 2018	(2.96%)
Annual Return 2019	35.88%
Annual Return 2020	47.00%
Annual Return 2021	22.86%